UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     May 15, 2013
 /s/ Robert W. Medway    New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $409,162 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109    18577  1275000 SH       SOLE                  1275000
AMDOCS LTD                     ORD              G02602103    10875   300000 SH       SOLE                   300000
AMERICAN INTL GROUP INC        COM NEW          026874784    20963   540000 SH       SOLE                   540000
BLOCK H & R INC                COM              093671105    39717  1350000 SH       SOLE                  1350000
BOSTON SCIENTIFIC CORP         COM              101137107    21321  2730000 SH       SOLE                  2730000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    39173   985000 SH       SOLE                   985000
CINCINNATI BELL INC NEW        COM              171871106    22455  6888007 SH       SOLE                  6888007
COINSTAR INC                   COM              19259P300    19571   335000 SH       SOLE                   335000
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    30907  1225000 SH       SOLE                  1225000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4095   167500 SH       SOLE                   167500
HALLIBURTON CO                 COM              406216101    24650   610000 SH       SOLE                   610000
JOY GLOBAL INC                 COM              481165108    14285   240000 SH       SOLE                   240000
NOVAGOLD RES INC               COM NEW          66987E206     5242  1444200 SH       SOLE                  1444200
REGIS CORP MINN                COM              758932107    26739  1470000 SH       SOLE                  1470000
SANOFI                         RIGHT 12/31/2020 80105N113     4923  2750000 SH       SOLE                  2750000
SEMGROUP CORP                  CL A             81663A105    39049   755000 SH       SOLE                   755000
TFS FINL CORP                  COM              87240R107     4336   400000 SH       SOLE                   400000
THE ADT CORPORATION            COM              00101J106    12480   255000 SH       SOLE                   255000
VALASSIS COMMUNICATIONS INC    COM              918866104    36889  1235000 SH       SOLE                  1235000
WELLPOINT INC                  COM              94973V107    12915   195000 SH       SOLE                   195000